SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
gain on sale of fixed assets, net	$ (22)	$ (92)	$ 0
Other loss (income)	(152)	(115)	231
Total	$ 174	$ 207	$ (231)